Convertible Note (Details)																	3 Months Ended	12 Months Ended
		Oct. 30, 2026 Days $ / shares shares	Oct. 07, 2026 shares	Jun. 23, 2026 USD ($) shares	Jun. 12, 2026 USD ($) shares	May 01, 2026 USD ($) Days $ / shares shares	Mar. 17, 2026 USD ($)	Mar. 16, 2026 USD ($) $ / shares shares	Feb. 15, 2026	Dec. 29, 2025 USD ($) shares	Dec. 18, 2025 USD ($) Days $ / shares	Oct. 18, 2025 shares	Oct. 17, 2025 USD ($) Days $ / shares	Oct. 02, 2025 USD ($) shares	Jul. 31, 2025 shares	Jun. 09, 2025 USD ($) shares	Jun. 30, 2026 $ / shares shares	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2025 USD ($) $ / shares	Mar. 31, 2026 USD ($) shares
Convertible Note (Details) [Line Items]
Ordinary per share adjusted in reverse stock split | $ / shares								$ 0.01
Reverse stock split shares issued								12,486				10,000
Interest expense | $																		$ 236,724	$ 21,844
Description of reverse stock split									the Company's Board of Directors approved a 1-for-25 reverse stock split of its Class A and Class B Ordinary Shares, effective March 16, 2026.									Following the Company's reverse stock splits, the number of shares underlying the warrants issued on June 9, 2025, May 1, 2026 and June 23, 2026 was adjusted from 279,739, 265,198 and 468,978 shares to 137,012, 768,156 and 117,245 shares, respectively. The warrants contain customary anti-dilution provisions for stock dividends, splits and similar transactions, but exclude adjustments arising from subsequent securities offerings at lower prices.
June 9, 2025 Securities Purchase Agreement [Member]
Convertible Note (Details) [Line Items]
Debt face value | $																$ 7,400,000
Description of the three-tranche financing arrangement																The financing arrangement originally contemplated three tranches: ●First Tranche: Up to US$2.2 million in aggregate principal amount of Notes, to be issued in two installments. The initial installment consisted of US$1.5 million in principal amount of Notes, for which the Company received proceeds of US$1.38 million. The second installment consisted of US$700,000 in principal amount of Notes, for which the Company was entitled to receive proceeds of US$644,000, subject to the effectiveness of the applicable resale registration statement. ●Second Tranche: Up to US$2.2 million in aggregate principal amount of Notes, subject to specified conditions, including a minimum market capitalization requirement of US$30 million. ●Third Tranche: Up to US$3.0 million in aggregate principal amount of Notes, subject to mutual agreement between the Company and the Investor.
Average weighted average prices																120.00%
Debt floating rate																93%
Warrant share coverage percentage of maximum principal																40.00%
Default alternative exercise price percentage																80.00%
Notes [Member]
Convertible Note (Details) [Line Items]
Remaining uncoverted debt face value | $														$ 150,000
October 17, 2025 Securities Purchase Agreement [Member]
Convertible Note (Details) [Line Items]
Original issue discount rate													8.00%
Debt face value | $										$ 1,500,000			$ 1,500,000
Convertible shares										5,773,423
Cash proceeds of debt | $													$ 1,380,000
Conversion price | $ / shares													$ 0.1007
Conversion Percentage													93.00%
Number of trading days | Days													10
Continuing conversion percentage													80.00%
December 18, 2025 Securities Purchase Agreement [Member]
Convertible Note (Details) [Line Items]
Debt face value | $											$ 1,500,000
Convertible shares								5,518,569
Cash proceeds of debt | $											$ 1,380,000
Conversion price | $ / shares											$ 0.0524
Conversion Percentage											93.00%
Number of trading days | Days											10
Continuing conversion percentage											80.00%
Aggregate face value | $																				$ 2,000,000
Convertible bonds principal amount | $							$ 1,025,000	$ 975,000
Additional shares issued																				533,379
December 18, 2025 Securities Purchase Agreement [Member] | Second Closing Involving Issuance of Notes [Member]
Convertible Note (Details) [Line Items]
Debt face value | $											$ 500,000
Cash proceeds of debt | $											$ 460,000
May 1, 2026 Securities Purchase Agreement [Member]
Convertible Note (Details) [Line Items]
Debt face value | $						$ 1,000,000
Issuance of shares						265,198
Cash proceeds of debt | $						$ 920,000
Conversion price | $ / shares						$ 0.0524
Number of trading days | Days						10
Continuing conversion percentage						80.00%
Fixed conversion percentage						93.00%
May 1, 2026 Securities Purchase Agreement [Member] | Second Closing Involving Issuance of Notes [Member]
Convertible Note (Details) [Line Items]
Debt face value | $						$ 300,000
Cash proceeds of debt | $						$ 276,000
June 23, 2026 Securities Purchase Agreement [Member]
Convertible Note (Details) [Line Items]
Debt face value | $				$ 1,500,000
Issuance of shares				468,978
Cash proceeds of debt | $				$ 1,380,000
Conversion price | $ / shares		$ 2.712
Conversion Percentage		93.00%
Number of trading days | Days		10
Continuing conversion percentage		80.00%
June 23, 2026 Securities Purchase Agreement [Member] | Second Closing Involving Issuance of Notes [Member]
Convertible Note (Details) [Line Items]
Debt face value | $				500,000
Cash proceeds of debt | $				$ 460,000
Subsequent Event [Member]
Convertible Note (Details) [Line Items]
Ordinary per share adjusted in reverse stock split | $ / shares		$ 0.01
Reverse stock split shares issued		50,000
Subsequent Event [Member] | Notes [Member]
Convertible Note (Details) [Line Items]
Reverse stock split shares issued		33,495
Subsequent Event [Member] | Convertible Bonds Tranche [Member]
Convertible Note (Details) [Line Items]
Reverse stock split shares issued		133,345
Subsequent Event [Member] | May 1, 2026 Securities Purchase Agreement [Member]
Convertible Note (Details) [Line Items]
Reverse stock split shares issued		768,156
Adjusted effect of reverse stock split per share | $ / shares		$ 1.7262
Subsequent Event [Member] | June 23, 2026 Securities Purchase Agreement [Member]
Convertible Note (Details) [Line Items]
Reverse stock split shares issued		117,245
Adjusted effect of reverse stock split per share | $ / shares		$ 10.848
Investors Conversion [Member] | October 17, 2025 Securities Purchase Agreement [Member]
Convertible Note (Details) [Line Items]
Reverse stock split shares issued								57,735
Investors Conversion [Member] | May 1, 2026 Securities Purchase Agreement [Member]
Convertible Note (Details) [Line Items]
Convertible shares					685,840
Aggregate face value | $					$ 1,300,000
Investors Conversion [Member] | Subsequent Event [Member] | October 17, 2025 Securities Purchase Agreement [Member]
Convertible Note (Details) [Line Items]
Reverse stock split shares issued		57,735
Investors Conversion [Member] | Subsequent Event [Member] | May 1, 2026 Securities Purchase Agreement [Member]
Convertible Note (Details) [Line Items]
Reverse stock split shares issued		171,460
Investor [Member] | December 18, 2025 Securities Purchase Agreement [Member]
Convertible Note (Details) [Line Items]
Original issue discount rate											8.00%
Debt face value | $											$ 2,000,000
Investor [Member] | Convertible Bonds Tranche [Member]
Convertible Note (Details) [Line Items]
Reverse stock split shares issued								55,185
Investor [Member] | May 1, 2026 Securities Purchase Agreement [Member]
Convertible Note (Details) [Line Items]
Original issue discount rate						8.00%
Debt face value | $						$ 1,300,000
Investor [Member] | June 23, 2026 Securities Purchase Agreement [Member]
Convertible Note (Details) [Line Items]
Original issue discount rate				8.00%
Debt face value | $				$ 2,000,000
Investor [Member] | Subsequent Event [Member] | Convertible Bonds Tranche [Member]
Convertible Note (Details) [Line Items]
Reverse stock split shares issued		55,185
Investor as Pre-Delivery Shares [Member] | May 1, 2026 Securities Purchase Agreement [Member]
Convertible Note (Details) [Line Items]
Issuance of shares						400,000
Investor as Pre-Delivery Shares [Member] | June 23, 2026 Securities Purchase Agreement [Member]
Convertible Note (Details) [Line Items]
Conversion price | $ / shares		$ 500,000
Investor as Pre-Delivery Shares [Member] | Subsequent Event [Member] | May 1, 2026 Securities Purchase Agreement [Member]
Convertible Note (Details) [Line Items]
Reverse stock split shares issued		100,000
Investor as Pre-Delivery Shares [Member] | Subsequent Event [Member] | June 23, 2026 Securities Purchase Agreement [Member]
Convertible Note (Details) [Line Items]
Reverse stock split shares issued		125,000
Reverse Stock Splits on March 16, 2026 and October 30, 2026 [Member] | June 9, 2025 Securities Purchase Agreement [Member]
Convertible Note (Details) [Line Items]
Retrospectively adjusted warrant shares																137,012
Common Class A [Member]
Convertible Note (Details) [Line Items]
Ordinary shares, par value | $ / shares	[1]																$ 0.01	$ 0.01	$ 0.01
Reverse stock split shares issued								10,000
Purchase of additional pre delivery shares																213,389
Convertible shares																	1,219,219
Common Class A [Member] | Series of Securities Purchase Agreement [Member]
Convertible Note (Details) [Line Items]
Original issue discount rate																	8.00%	8.00%
Ordinary shares, par value | $ / shares																	$ 0.0001	$ 0.0001
Common Class A [Member] | Notes [Member]
Convertible Note (Details) [Line Items]
Debt face value | $														$ 2,050,000.00
Convertible shares														3,349,496
Common Class A [Member] | October 17, 2025 Securities Purchase Agreement [Member]
Convertible Note (Details) [Line Items]
Conversion price | $ / shares													$ 0.6777
Common Class A [Member] | May 1, 2026 Securities Purchase Agreement [Member]
Convertible Note (Details) [Line Items]
Conversion price | $ / shares						$ 5
Common Class A [Member] | Subsequent Event [Member]
Convertible Note (Details) [Line Items]
Reverse stock split shares issued		10,000	66,087
Common Class A [Member] | Reverse Stock Splits on March 16, 2026 and October 30, 2026 [Member] | June 9, 2025 Securities Purchase Agreement [Member]
Convertible Note (Details) [Line Items]
Initial warrant shares																279,739
Class A Pre-delivery Shares [Member]
Convertible Note (Details) [Line Items]
Issuance of shares															1,248,611	1,248,611
Reverse stock split shares issued								12,486
Class A Pre-delivery Shares [Member] | Subsequent Event [Member]
Convertible Note (Details) [Line Items]
Issuance of shares		50,000
Reverse stock split shares issued		12,486
lass Predelivery Shares One [Member]
Convertible Note (Details) [Line Items]
Reverse stock split shares issued								2,134
lass Predelivery Shares One [Member] | Subsequent Event [Member]
Convertible Note (Details) [Line Items]
Reverse stock split shares issued		2,134

[1]	Retroactively restated for effect of 1-for-25 reverse stock splits on March 16, 2026 and 1-for-4 reverse stock splits on October 30, 2026.